Portfolio of Investments	June 30, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Common Stocks — 13.9%
Communication Services — 2.6%
7,500	Charter Communications, Inc.,Class A(a)	1,066,575
Financials — 4.5%
176,179	AGNC Investment Corp.	1,920,351
Industrials — 2.0%
11,090	Carrier Global Corp.	813,452
Materials — 4.8%
1,771	Air Products and Chemicals, Inc.	519,222
27,721	Cemex SAB de CV, ADR	332,652
10,000	First Majestic Silver Corp.	169,600
15,000	Hecla Mining Co.	231,450
25,000	Impala Platinum Holdings, Ltd., ADR	262,000
40,000	Osisko Development Corp.(a)	98,400
5,007	Seabridge Gold, Inc.(a)	128,880
25,000	Sibanye Stillwater, Ltd., ADR	212,250
		1,954,454
Total Common Stocks (Cost $5,557,406)		5,754,832

Exchange-Traded Funds — 80.8%
50,000	abrdn Physical Palladium Shares ETF(a)	1,104,000
2,000	Global X Silver Miners ETF	154,920
19,286	iShares 20+ Year Treasury Bond ETF	1,666,696
2,000	iShares MSCI China ETF	102,050
11,782	iShares MSCI South Africa ETF	744,505
119,267	iShares Treasury Floating Rate Bond ETF	6,038,488
16,632	iShares U.S. Healthcare Providers ETF	920,249
15,000	KraneShares CSI China Internet ETF	367,050
72,486	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	4,646,352
9,644	State Street Health Care Select Sector SPDR ETF	1,530,117
21,411	State Street SPDR Bloomberg Short Term International Treasury Bond ETF	572,744
110,071	State Street SPDR FTSE International Government Inflation-Protected Bond ETF	4,335,697
9,000	VanEck Gold Miners ETF	679,050
70,000	Vanguard Short-Term Treasury ETF	4,074,000
128,631	WisdomTree Floating Rate Treasury Fund ETF	6,476,570
Total Exchange-Traded Funds (Cost $33,270,284)		33,412,488

Purchased Options Contracts — 0.4%(b)
Total Purchased Options Contracts (Cost $179,116)		165,972

Closed-End Funds — 1.3%
70,658	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	415,469
23,777	Virtus Stone Harbor Emerging Markets Income Fund	132,676
Total Closed-End Funds (Cost $544,050)		548,145

Total Investments — 96.4% (Cost $39,550,856)		39,881,437
Net other assets (liabilities) — 3.6%		1,459,286
Net Assets — 100.0%		41,340,723

(a)	Non-income producing security
(b)	See Purchased Options Contracts

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PIMCO — Pacific Investment Management Company

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Goose Hollow Tactical Allocation ETF

Written Options Contracts

Exchange-traded options on future contracts written as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
1-YR SOFR Midcurve Options	Call	100	24,313	14,824	97.25	3/12/27	(16,250)
20-YR iSHARES Treasury Options	Call	1,376	16,512	65,899	120.00	1/21/28	(61,920)
(Total Premiums Received $80,723)							(78,170)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
1-YR SOFR Midcurve Options	Call	100	24,188	30,176	96.75	3/12/27	32,500
20-YR iSHARES Treasury Options	Call	1,376	14,448	148,940	105.00	1/21/28	133,472
(Total Cost $179,116)							165,972

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.